Frank J Hariton Esq.

1065 Dobbs Ferry Road

White Plains, NY 10607

Tel: (914) 674-4373    Fax (914) 6934-2963

August 12, 2008

Susan Block, Attorney-Advisor

Division of Corporation Finance

Securities and Exchange Commission

Washington, D.C. 20549

            Re:       Hamptons Extreme, Inc. (the “Registrant”)

                        Registration Statement on Form S-1/A

                        Filed May 23, 2008

                        File No.  333-151148 (the “registration Statement”)

Dear Ms. Block:

            This letter is written in response to your letter dated June 20, 2008 and is being sent to you concurrently with the filing of Amendment No. 1 to the above referenced Registration Statement on Form S-1/A.  The numbered paragraphs below are our responses to the similarly numbered paragraph in your letter.  The Amendment represents a response to the Staff’s comments as well as updating to reflect the further development of the Registrant’s business since the last filing.

1.         We have made the changes requested in the comment.

2.         We respectfully disagree with the suggestion that we are a blank check company.  Rule 419 (a) (2) referred to in the Staff’s letter reads in relevant part:

(2) For the purposes of this section, the term “blank check company” shall mean a company that:

(i) Is a development stage company that has no specific business plan or purpose or that has indicated that its business plan is to engage in a merger or acquisition with an unidentified company or companies, or entity or person; and

(ii) Is issuing “penny stock” as defined in Rule 3a51-1...

            The Registrant is issuing “penny stock” as described in item (2)(ii) of the Rule so our analysis must focus on item (i) of the rule.  The Registrant has no plans to engage in any merger or acquisition but rather plans to move forward with its planned operations in the surfboard manufacturing and marketing area.  I note that our president is an avid surfer who has identified a market opportunity.  I will supplementally send you some of the Registrant’s initial surfboard designs.  The Registrant has executed a lease for its manufacturing facility which  is included as an exhibit to this filing of the Registration Statement.  A copy of the Registrant’s art for its logo is will also be sent to you supplementally.  We are developing our website at hamptonsextremesurf.com and as development of the site continues, you may see our surfboard designs there as well.

3.         We believe that we have revised the Registration Statement as appropriate in response to this comment.

4.         Our logo and product designs are or will be included in our web site, we do not believe that the inclusion of artwork in a prospectus should be required, especially for the benefit of selling stockholders only.

5.         We have made the requested change in the amendment.

6.         The requested change has been included in Amendment Number 1 to the Registration Statement.

7.         The requested change has been included in Amendment Number 1 to the Registration Statement.

8.         The requested change has been included in Amendment Number 1 to the Registration Statement.

9.         We have added a risk factor to Amendment Number 1 to the Registration Statement in response to the comment.

10.       We have included the requested disclosures in the Risk Factor added in response to comment 9.

11.       We have added a risk factor to Amendment Number 1 to the Registration Statement in response to the comment.

12.       We have added the requested language in Amendment Number 1 to the Registration Statement in response to the comment.

13.       The Registrant is aware what equipment and personnel it will need to achieve certain levels of production.  The Registrant has a signed lease and knows its rental costs.  The Registrant is also aware of its raw material costs. Accordingly, the Registrant has determined its capital needs as reflected in the initial filing of the Registration Statement.  The Registrant has also determined proposed pricing for its products based in part on its projected production costs and in part on Mr. Delaney’s personal familiarity with and experience in the retail surf product market.  We have not conducted formal studies to determine the likelihood of market acceptance of our products at the price points Mr. Delaney has projected and do not have the resources to do so.  While some businesses may rely heavily on formal market studies prepared by consultants, we do not intend to do so unless we are required to expend resources in that manner by a potential financing source as we believe that our internally generated business assumptions are reasonable.  We have added additional disclosures in other parts of the prospectus in response to this comment.

14.       The requested change has been included in Amendment Number 1 to the Registration Statement by adding a footnote to the selling securityholder table.

15.       The requested change has been included in Amendment Number 1 to the Registration Statement by both removing and adding information to Mr. Delaney’s background.

16.       The requested change has been included in Amendment Number 1 to the Registration Statement by striking the reference to the Private Securities Litigation Reform Act.

17.       The requested change has been included in Amendment Number 1 to the Registration Statement throughout the section.

18.       The requested change has been included in Amendment Number 1 to the Registration Statement throughout the section.

19.       We have added an “Intellectual Property” section in response to the comment.

20.       The requested change has been included in Amendment Number 1 to the Registration Statement to clarify our plans for material purchases.

21.       We now have an executed lease and have described it in the prospectus.

22.       The requested change has been included in Amendment Number 1 to the Registration Statement.

23.       The requested change has been included in Amendment Number 1 to the Registration Statement.

24.       The requested change has been included in Amendment Number 1 to the Registration Statement by adding information about our proposed operations in our first year of operations.

25.       This was a typographical error.  He is an officer of another client of mine and all references to him have been removed from Amendment Number 1 to the registration Statement.

26.       We have corrected your zip code.

27.       We have removed the last paragraph on the outside back cover of the Prospectus.

28.       The indicated typographical error has been removed.

29.       The requested change has been included in Amendment Number 1 to the Registration Statement.

30.       The requested change has been included in Amendment Number 1 to the Registration Statement

31.       |We have determined that we fit Rule 430C and have included the required undertakings.

32.       My opinion is being re-filed with the requested changes.

33.       My opinion is being re-filed with the requested changes.

            Should you require any further information, do not hesitate to contact me at (914) 674-4373.

                                                                                                Very truly yours

                                                                                                /s/ Frank J. Hariton

                                                                                                Frank J. Hariton